Other income	12 Months Ended
Dec. 31, 2024
Component of Operating Income [Abstract]
Other income	Other income
Other income consisted of the following for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022
Interest and other income	$304,022	$196,663	$215,845
Management fees	37,483	33,815	38,229
	$341,505	$230,478	$254,074